Property, plant and equipment (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2019
Reconciliation of property, plant and equipment
Property, plant and equipment	€ 8,123.4	€ 7,213.8	€ 9,029.6
Borrowing costs capitalized	€ 3.1	€ 1.4
Borrowing costs capitalization rate	1.125%	1.125%
Aircraft
Reconciliation of property, plant and equipment
Net book value of aircraft mortgaged to lenders as security for loans	€ 2,934.9	€ 3,442.4	2,394.9
Advance payments on aircraft	558.4	687.0	711.4
Property, plant and equipment	8,052.2	7,146.5	8,912.5
Aircraft under finance lease
Reconciliation of property, plant and equipment
Property, plant and equipment	€ 267.2	€ 362.8	€ 197.8